Collaborative Arrangements - Additional Information (Detail) (Pictures, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Pictures
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative arrangements, amounts owed to the other participants recorded as cost of sale	¥ 16,359	¥ 31,587	¥ 10,990
Collaborative arrangements, amounts due from the other participants recorded as net sale	¥ 17,291	¥ 12,538	¥ 14,625